Note 21 - Deferred Income Tax - Net Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets			$ (205,590)	$ (225,680)
Deferred tax liabilities			254,801	336,982
Net deferred tax liability (asset)	$ 49,211	$ 111,302	$ 49,211	$ 111,302
At the beginning of the year	111,302	197,433
Translation differences	6,854	1,100
Increase due to business combinations	32,099	10,847
Charged to other comprehensive income	(3,146)	(838)
Income statement charge / (credit)	(97,898)	(97,240)
At the end of the year	$ 49,211	$ 111,302